Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

December 10, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Metropolitan Series Fund (the “Trust”)

SEC File Nos. 002-80751, 811-03618

CIK - 0000710826

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, enclosed is the Interactive Data File that mirrors the risk/return summary information in the supplement dated November 21, 2013 to the prospectus dated April 29, 2013, as amended, for the BlackRock Large Cap Value Portfolio, a series of the Trust, filed under Rule 497(e) on November 21, 2013 (SEC Accession No. 0001193125-13-449809).

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.